Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Loans, including fees	$ 8,055	$ 7,899		$ 33,744	$ 34,097
Securities
Taxable	815	817		3,268	3,167
Tax-exempt	553	520		2,078	2,131
Federal funds sold/interest earning deposits	72	49		88	50
Total interest income	9,495	9,285		39,178	39,445
INTEREST EXPENSE
Deposits	1,043	950		4,044	3,704
Borrowings	127	136		687	577
Redeemable subordinated debentures	119	99		427	355
Total interest expense	1,289	1,185		5,158	4,636
Net interest income	8,206	8,100		34,020	34,809
(CREDIT) PROVISION FOR LOAN LOSSES	150	(200)		(300)	1,100
Net interest income after (credit) provision for loan losses	8,056	8,300		34,320	33,709
NON-INTEREST INCOME
Service charges on deposit accounts	154	197		715	818
Gain on sales of loans, net	1,589	903		3,785	4,039
Income on Bank-owned life insurance	130	144		549	558
Gain on sale of securities	106	0
Other income	422	350		1,837	1,049
Total other income	2,401	1,594		6,886	6,464
NON-INTEREST EXPENSES
Salaries and employee benefits	4,501	4,005		16,543	15,589
Occupancy expense	919	872		4,001	4,098
Data processing expenses	318	313		1,277	1,211
FDIC insurance expense	80	118		453	660
Other real estate owned expenses	4	29		81	734
Other operating expenses	1,834	1,287		4,943	5,155
Total other expenses	7,656	6,624		27,298	27,447
Income before income taxes	2,801	3,270		13,908	12,726
INCOME TAXES	852	1,048		4,623	4,062
Net income	$ 1,949	$ 2,222		$ 9,285	$ 8,664
NET INCOME PER COMMON SHARE
Basic (in Dollars per share)	$ 0.24	$ 0.28	[1]	$ 1.17	$ 1.10
Diluted (in Dollars per share)	$ 0.23	$ 0.27	[1]	$ 1.14	$ 1.07
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in Shares)	8,026,037	7,939,366		7,962,121	7,901,278
Diluted (in Shares)	8,304,589	8,136,708		8,177,439	8,075,752

[1]	The sum of quarterly income per basic and diluted common share may not equal net income per basic and diluted common share, respectively, for the years ended December 31, 2016 and 2015 due to differences in the computation of weighted average diluted common shares on a quarterly and annual basis.